Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Gross proceeds	$ 6,161,505
Issuance costs	$ 1,460,361